Structured entities	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Structured entities
28.	Structured entities
Sony has, from time to time, entered into various arrangements with structured entities.

(1)	Consolidated structured entities
Sony consolidates investment funds as structured entities in the Financial Services segment. The investment funds are designed so that voting or similar rights are not the dominant factor in deciding who controls these entities, but it is determined that Sony has control over these structured entities. Sony has not provided and does not intend to provide any significant financial or other support to any of the consolidated structured entities without contractual obligations to the investment funds. The assets and liabilities of structured entities that are consolidated in the Financial Services segment are limited in their intended use by contractual arrangements. As of March 31, 2022 and 2023, the total assets of these structured entities are 628,297 million yen and 2,486,836 million yen, respectively.

The increase in the fiscal year ended March 31, 2023 is primarily due to the transfer of equity securities which were previously directly held into investment funds.

Sony
also consolidates several structured entities in the Music and Pictures segment. Sony has not provided and does not intend to provide any significant financial or other support to these structured entities without contractual obligation. The total assets and liabilities for these structured entities were insignificant to Sony’s financial position.

(2)	Unconsolidated structured entities
Certain trade receivable sales programs also involve structured entities. These structured entities are all special purpose entities associated with the sponsor banks. Based on a qualitative assessment, Sony does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these structured entities. Sony’s maximum exposure to losses from these structured entities is considered insignificant.
In the Financial Services segment, Sony enters into securitization transactions for certain housing loans, involving unconsolidated structured entities. Sony derecognizes a financial asset when the contractual right to receive the cash flows from the financial asset is transferred, or when Sony retains the contractual right to receive the cash flows from the financial asset, but assumes a contractual obligation to pay the cash flows without reinvestment or material delay to other recipients in an arrangement, and substantially all the risks and rewards of ownership of the financial asset are transferred to another entity. Since the above securitization transactions do not meet the requirements for derecognition of financial assets, such transferred assets are not derecognized. Sony recorded 182,417 million yen and 168,173 million yen of transferred assets that do not meet the requirement for derecognition of financial assets included in investments and advances in the Financial Services segment as of March 31, 2022 and 2023, respectively. As of March 31, 2022 and 2023, the liabilities recorded from these securitization transactions were
183,886 million yen and 169,500 million yen, respectively, which are included in the current portion of long-term debt and long-term debt. The liabilities will be settled when the payment for the transferred assets is executed and until this time, Sony is unable to utilize the transferred assets. The transferee of the transferred assets has recourse only to the transferred asset, and as of March 31, 2022 and 2023, the fair value of the transferred assets are 187,555 million yen and 170,695 million yen, respectively and the associated liabilities are 186,702 million yen and 169,931 million yen, respectively.

In addition to the above, in the Financial Services segment, Sony makes investments in structured entities. Sony’s investments in such structured entities include securitized products, foreign corporate bonds and other investments. The following tables present the carrying amount of the investments of unconsolidated structured entities, the presentation in the consolidated statements of financial position, and the maximum exposure to loss associated with these investments as of March 31, 2022 and 2023. Maximum exposure to loss does not reflect Sony’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Sony enters into to reduce its exposure. The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of commitments.

	Yen in millions
	March 31, 2022
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	356,862	—	356,862
Foreign corporate bonds *1	28,412	168,167	—	196,579
Other investments *2	2	247,394	24,697	286,662

Total	28,414	772,423	24,697	840,103

	Yen in millions
	March 31, 2023
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	401,642	—	401,642
Foreign corporate bonds *1	20,806	186,878	—	207,684
Other investments *2	—	286,066	25,464	332,076

Total	20,806	874,586	25,464	941,402

*1	Foreign corporate bonds primarily include repackaged bonds.

*2	Other investments primarily include investment funds.